Consolidated Balance Sheets - USD ($)	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Current assets
Cash	$ 26,923	$ 6,700	$ 5,170
Prepaid expenses	15,000	15,000
Total current assets	41,923	21,700	5,170
Total Assets	41,923	21,700	5,170
Current liabilities:
Accrued interest	8,281	3,896	2,730
Notes payable-related party	164,734
Total current liabilities	173,015	3,896	2,730
Long term debt
Notes payable-related party		100,000
Total liabilities	173,015	103,896	2,730
Stockholders' equity (deficit):
Preferred stock 20,000,000 shares authorized $0.0001 par value none issued & outstanding at May 31, 2016, August 31, 2015 and 2014, respectively
Common stock-100,000,000 shares authorized $0.0001 par value 22,053,000, 21,923,000 and 20,000,000 issued & outstanding at May 31, 2016, August 31, 2015 and 2014, respectively	2,205	2,192	2,000
Additional paid-in capital	218,795	148,808	149,000
Accumulated deficit	(352,092)	(233,196)	(148,560)
Total stockholders' equity (deficit)	(131,092)	(82,196)	2,440
Total Liabilities & Stockholders' Equity (Deficit)	$ 41,923	$ 21,700	$ 5,170